NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2013
Noncontrolling Interest [Abstract]
Minority Interest [Table Text Block]

Non-controlling interest consists of the following:

	June 30,	December 31,
	2013	2012
	US$	US$
Original paid-in capital	384,211	384,211
Retained Earnings	727,339	754,894
Accumulated other comprehensive income	344,485	300,801
	1,456,035	1,439,906